Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [Line Items]
Other plan assets held in funds estimated fair values	96.00%	96.00%